GEOGRAPHICAL INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Segment Reporting [Abstract]
GEOGRAPHICAL INFORMATION

NOTE 11 - GEOGRAPHICAL INFORMATION

Sales to customers outside of the United States for the three and nine months ended December 31, 2021 and 2020 were primarily made by the Macau Subsidiary in US dollars. Sales by geographic region for the periods presented are as follows:

	FOR THE THREE MONTHS ENDED		FOR THE NINE MONTHS ENDED
	December 31,		December 31,
	2021	2020	2021	2020

North America	$20,997,000	$16,623,000	$43,691,000	$41,014,000
Europe	219,000	31,000	375,000	924,000
Australia	28,000	319,000	613,000	372,000
	$21,244,000	$16,973,000	$44,679,000	$42,310,000

The geographic area of sales was based on the location where the product is delivered.

NOTE 9 - SEGMENT INFORMATION

The Company operates in one segment. Sales by geographic region for the period presented are as follows:

	FOR THE FISCAL YEARS ENDED
	March 31,	March 31,
	2021	2020

North America	$44,200,000	$36,000,000
Europe	1,200,000	1,700,000
Asia	-	300,000
Australia	400,000	500,000
	$45,800,000	$38,500,000

The geographic area of sales is based primarily on where the product was delivered.